Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Other-than-temporary impairment losses	$ 57		$ 70
Unrealized losses recognized in other comprehensive loss	$ 40	[1]	$ 58	[1]

[1]	Represents the noncredit component of the other-than-temporary impairment on the securities.